N-2	Oct. 23, 2023 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0001804299
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-274901
Investment Company Act File Number	811-23544
Document Type	N-2
Document Registration Statement	true
Pre-Effective Amendment	false
Post-Effective Amendment	true
Post-Effective Amendment Number	2
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	7
Entity Registrant Name	LifeX Income Trust 1948F
Entity Address, Address Line One	One Vanderbilt Avenue
Entity Address, Address Line Two	65th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	855
Local Phone Number	609‑3680
Delayed or Continuous Offering	false
Effective when Declared, Section 8(c)	false
Effective upon Filing, 486(b)	true
Effective on Set Date, 486(b)	false
Effective after 60 Days, 486(a)	false
Effective on Set Date, 486(a)	false
New Effective Date for Previous Filing	true
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
The purpose of the following table is to assist investors in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly.

Annual Fund Operating Expenses (as a percentage of net assets attributable to the shares)(1)

Management Fees(2)	1.00%

Distribution and/or Service (12b‑1) Fees	None

Other Expenses(3)	0.00%

Total Annual Fund Operating Expenses	1.00%
(1) Amount assumes that the Fund issues $120,000,000 worth of shares in connection with the Reorganization and that the Fund’s net offering proceeds from the Reorganization equal $120,000,000. Expenses are estimated. Actual expenses will depend on the Fund’s net assets, which will be affected by the amount of assets in the Predecessor Fund and the number of shares the Fund issues in connection with the Reorganization. For example, if the Reorganization proceeds were significantly less than this amount, average net assets would be significantly lower and some expenses as a percentage of net assets would be significantly higher. There can be no assurance that the Fund will have $120,000,000 worth of shares following the Reorganization.
(2) Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all‑in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of 1.00% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management of the Fund — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.
(3) Other Expenses are based on estimated amounts for the Fund’s current fiscal year. Please see “Management of the Fund — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Management Fees [Percent]	1.00%	[1],[2]
Distribution/Servicing Fees [Percent]	0.00%	[1]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.00%	[1],[3]
Total Annual Expenses [Percent]	1.00%	[1]
Expense Example [Table Text Block]
Example. The following Example is intended to help you understand the various costs and expenses that you, as a holder of shares, would bear directly or indirectly. The Example assumes that you invest $1,000 in shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same. The Example should not be considered a representation of the Fund’s future expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$10	$32	$55	$122

Expense Example, Year 01	$ 10
Expense Example, Years 1 to 3	32
Expense Example, Years 1 to 5	55
Expense Example, Years 1 to 10	$ 122
Other Expenses, Note [Text Block]	Other Expenses are based on estimated amounts for the Fund’s current fiscal year. Please see “Management of the Fund — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.
Management Fee not based on Net Assets, Note [Text Block]	Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all‑in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of 1.00% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management of the Fund — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
INVESTMENT OBJECTIVE
The Fund’s investment objective is to achieve, during the lifetime of the Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Fund’s investments.
There can be no assurance that the Fund will achieve its investment objective generally or with respect to any particular shareholder.
PRINCIPAL INVESTMENT POLICIES
The Fund pursues its investment objective by investing in debt securities issued by the U.S. Treasury, primarily securities that are commonly known as STRIPS (Separately Traded Registered Interest and Principal Securities), or other securities that are also backed by the full faith and credit of the U.S. government (which we refer to as “U.S. Government Securities”), as well as centrally-cleared futures and swaps on U.S. Government Securities and interest rates (which we refer to as “U.S. Government Securities Derivatives”) and money market funds that invest exclusively in U.S. Government Securities or repurchase agreements collateralized by such securities. Securities issued by the U.S. Treasury historically have not had credit-related defaults (i.e., failures to fulfill payment-related obligations such as interest or principal payments) and therefore such securities are generally considered to be credit risk-free (i.e., free of the risk of non‑payment). STRIPS resemble zero coupon bonds, where the investor receives a single payment at maturity. The payments made on the STRIPS held by the Fund represent the specific interest or principal components of the U.S. Treasury notes or bonds to which the STRIPS are related. The Fund will seek to hold STRIPS that will mature at the appropriate times and in the appropriate amounts to fund its anticipated monthly distributions. In the case of anticipated monthly distributions that are expected to occur beyond the maturity date of the currently longest-dated U.S. Treasury bond, the Fund may seek to invest in U.S. Government Securities Derivatives that will enable the Fund to pay those monthly distributions.
STRIPS do not make periodic interest payments and are initially sold at a discount from their face value at maturity. This discount depends on the time remaining until maturity, as well as prevailing interest rates and the liquidity of the security. The discount typically decreases as the maturity date approaches. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date.
Changes to the Fund’s Investment Policies. The Fund’s investment policies may be changed without shareholder approval unless a policy is identified in this prospectus or in the Statement of Additional Information as “fundamental.” The Fund’s investment objective is designated as fundamental and, as such, cannot be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities.
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced operations, it does not have a portfolio turnover rate. Based on the Fund’s anticipated portfolio of investments, the Fund does not anticipate having a materially high portfolio turnover rate. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Risk Factors [Table Text Block]
RISK CONSIDERATIONS
Investors should carefully consider the Fund’s risks, investment objective and share cancellation policies, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in the Fund involves risk. Before making an investment/allocation decision, investors should (i) consider the suitability of this investment with respect to their investment objectives and individual situation, including their health and (ii) consider factors such as their net worth, income, age and risk tolerance. Investment should be avoided where an investor has very serious or life-threatening health problems.
The Fund is subject to the principal risks described above under “Special Risk Considerations” and the additional risks described below. As with any investment company, there is no guarantee that the Fund will achieve its investment objective. An investor could lose part of their investment in the Fund, and the Fund could underperform other investments.
Individual Mortality Risk. Shareholders who die before the year in which members of the Investor Cohort will turn 100 will have their shares cancelled for $0 in the next quarterly repurchase following their death. Shareholders who die will not be entitled to any further distributions following the cancellation of their shares.
No rights or value from the shares, other than the right to receive distributions until the shares are cancelled, will pass to the deceased shareholders’ spouses, executors, administrators, heirs, successors, assigns, creditors or any other beneficiaries of the decedents’ estates or other estate planning vehicles created by the decedents. There can be no assurance that the amount of distributions received by a shareholder prior to their death will represent an adequate return on that shareholder’s investment.
Individual Shareholder Health Risk. In order for a shareholder to receive a positive return on an investment in the Fund, the shareholder must live at least long enough to receive total monthly distributions that exceed the price at which they bought shares of the Predecessor Fund. Shareholders should not participate in the Reorganization if they have very serious or life-threatening health problems.
Risk that the Fund Will Run Out of Assets Prior to the Fund Liquidation Date. The Adviser will use, among other things, actuarial estimates of mortality rates provided by New York Life Insurance and Annuity Corporation to set an initial purchase price of the Predecessor Fund and each predecessor fund listed in Appendix A intended to give the LifeX Income Funds sufficient assets to fund their anticipated cash flows. These actuarial estimates will be based on the assumption that investors who view the LifeX Income Funds as an attractive investment will be healthier and expected to live longer than the general population. If the Fund runs out of assets for any reason, however, the Fund will liquidate early.
The Predecessor Fund is expected to merge with the Fund in December of the year in which members of the Investor Cohort will turn 80. If the Fund has insufficient assets to make its monthly distributions before the Fund Liquidation Date, however, the Fund will liquidate early, and investors will not receive any distributions following the point in time at which the Fund ran out of assets.
Additionally, the actuarial estimates used by the Adviser in managing the Fund and the Predecessor Fund reflect New York Life Insurance and Annuity Corporation’s estimates of the mortality risk faced by individuals sharing the broad demographic characteristics of the investors in the Fund (for example, age and gender). These estimates are inherently subject to the risk that changes in factors impacting the mortality rates of this population could render the estimates materially inaccurate. For instance, if a breakthrough in medical science, and the affordable and sufficiently timely distribution to a large enough number of shareholders of that breakthrough, dramatically increases the life expectancy of investors in the Fund, the Fund may run out of assets prior to the Fund Liquidation Date.
As an example of the potential for a medical breakthrough to impact the LifeX Income Funds, the Centers for Disease Control and Prevention has estimated that the instantaneous, complete and total elimination of all forms of cancer would increase life expectancy by 3.2 years for newborns and by 1.8 years for a 70‑year‑old. If (a) this breakthrough occurred 15 years after the launch of a LifeX Income Fund, (b) the distribution of the breakthrough medication somehow occurred instantly and for free at that exact time to all Americans, (c) all Americans immediately took the medication and never needed another dose, and (d) its subsequent impact on shareholder mortality rates was spread evenly over the remaining 10 years of the LifeX Income Fund’s term, and if there were no other material changes to shareholder mortality rates and interest rates, the Adviser (based on information provided to it by New York Life Insurance and Annuity Corporation) has estimated that such a medical breakthrough would cause the LifeX Income Fund to liquidate in 23.9 years instead of 25 years following the launch of such LifeX Income Fund. Of course, if any of the assumptions in clauses (a) through (d) above were not met, the impact of such a medical breakthrough on the Fund’s expected liquidation date would be diminished.
Due to the novel nature of the LifeX Income Funds, it is possible that the actuarial estimates of mortality rates provided by New York Life Insurance and Annuity Corporation to the Adviser will not accurately predict the mortality rates of the shareholders in the LifeX Income Funds. To form accurate actuarial estimates for investors in a particular product, actuaries need to make assumptions about the types of individuals who will find a product attractive. For example, purchasers of life insurance may be viewed, as a group, as facing a higher mortality risk than the general public, because they are choosing to purchase a product that pays them if they die. Conversely, annuity purchasers may be viewed, as a group, as facing a lower mortality risk than the general public, because they are choosing to purchase a product that pays them if they continue to live. New York Life Insurance and Annuity Corporation will provide the Adviser actuarial estimates of mortality rates based on data for income annuities that the Adviser views as reasonably comparable to the LifeX Income Funds, based on the assumption that investors who view the LifeX Income Funds as an attractive investment will be similar in terms of health to investors who view such income annuities as attractive investments. However, because the LifeX Income Funds represent a novel investment product, the health of investors in the LifeX Income Funds may not be similar to purchasers of such annuities. If the health of investors in the LifeX Income Funds is even better than assumed and therefore investors in the LifeX Income Funds live materially longer than expected, the Fund may run out of assets prior to the Fund Liquidation Date.
No Insurance Protections Risk. The Fund is not an annuity or other type of insurance contract and the distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party. Shareholders in the Fund will not benefit from the consumer protections provided by state insurance laws and regulations, including the protection afforded by state guaranty funds. Insurance products involve a promise to pay by an insurance company. The shares of the Fund do not involve any promise to pay by an insurance company or other third party. In addition, as described above under “Risk that the Fund Will Run Out of Assets Prior to the Fund Liquidation Date,” shareholders face the risk that the Fund will run out of assets to fund its intended distributions. If this were to occur, the Fund is not obligated to make the planned distributions, and there is no insurance company or other third party to which investors can look to for the planned distributions. If a prospective shareholder is concerned about these risks but desires guaranteed lifetime income, he or she should consult with an appropriate financial adviser, who may suggest an alternative product (such as a lifetime income annuity).
Interest Rate Risk. The amount of the Fund’s distributions will not change as interest rates change. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time. Because the Fund offers no repurchase mechanic other than cancellations for $0, shareholders may not tender their shares to redeploy their capital into such other investment options. The Fund expects to invest a significant amount of its assets in zero‑coupon securities such as STRIPS. Because zero‑coupon securities pay no interest, their value is generally more sensitive to changes in interest rates than the value of other debt securities that pay interest. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero‑coupon securities tend to rise more rapidly in value because they have a fixed rate of return.
Liquidation Risk. The Fund expects to liquidate its remaining U.S. Government Securities on the Fund Liquidation Date and distribute the proceeds to surviving investors. Although the types of U.S. Government Securities in which the Fund will invest have historically been liquid, it is possible that due to a market or political disruption around the time of the Fund Liquidation Date, the Fund’s U.S. Government Securities could become illiquid. In that case, the Fund may need to liquidate its securities over a number of trading days, resulting in the Fund’s assets being uninvested for a period of time, or the Fund may receive a price for its securities below what the Adviser believes they would receive in the absence of any disruption.
No Liquidity. Shares of the Fund will have no liquidity other than monthly distributions prior to the Fund Liquidation Date. Shares of the Fund will be non‑transferable and the only liquidity shareholders in the Fund can expect is from the planned distributions and upon distribution of the Fund’s assets on the Fund Liquidation Date. Shareholders will hold their shares until the earlier of the Fund Liquidation Date or the quarter following their death, and after such time, the shareholders’ shares will be cancelled for $0. Unlike a traditional investment company, there will be no voluntary repurchases of the shares and mandatory cancellations of the shares will occur at prices not based on the NAV per share. An investment in the Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares. Because the payment stream of the Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization. Investors should consider their investment goals, time horizons and risk tolerance before investing in the Fund. The Fund’s shares will not be listed on any national securities exchange.
Finite Existence Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to have distributed substantially all of its assets by December of the year in which members of the Investor Cohort will turn 100. Although the Fund will seek to achieve income and a high level of reliable monthly distributions during the life of the Fund, following December of the year in which members of the Investor Cohort will turn 100, there will be no further distributions made by the Fund and shareholders may not be able to find a replacement investment that provides a similar level of distributions.
Management and Operational Risk; Cyber-Security Risk. The Fund is subject to management risk because it relies on the Adviser’s ability to achieve its investment objective. The Fund runs the risk that the Adviser’s management techniques will fail to produce desired results and cause the Fund to incur significant losses. The Adviser may select investments that do not perform as anticipated by the Adviser.
Any imperfections, errors or limitations in quantitative analyses, actuarial assumptions and models used by the Adviser (or New York Life Insurance and Annuity Corporation, in providing certain actuarial information to the Adviser (as detailed above)) as part of the investment process could affect the Fund’s performance. Neither the Adviser nor New York Life Insurance and Annuity Corporation, in respect of the information it provides to the Adviser, have provided or will provide any guarantee or assurance to the Fund that these quantitative analyses, actuarial assumptions or models will accurately reflect the Fund’s performance. See “Inadvertent Distribution Risk” above.
The Fund is also subject to the risk of loss as a result of other services provided by the Adviser and other service providers, and the pricing, administrative, accounting, tax, legal, custody, transfer agency and other services provided by other service providers. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error and cyber-attacks, disruptions and failures affecting, or by, a service provider.
The Fund’s, the Adviser’s, and the Fund’s other service providers’ use of internet, technology and information systems may expose the Fund to potential risks linked to cyber-security breaches of those technological or information systems. Cyber-security breaches could allow unauthorized parties to gain access to proprietary information, customer data or Fund assets, or cause the Fund or its service providers to suffer data corruption or lose operational functionality. With the increased use of technology, mobile device and cloud- based service offerings and the dependence on the internet and computer systems to perform necessary business functions, investment companies (such as the Fund) and their service providers (including the Adviser) may be prone to operational and information security risks resulting from cyber attacks and/or other technological malfunctions. In general, cyber attacks are deliberate, but unintentional events may have similar effects. Cyber attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, ransomware, releasing confidential information without authorization, and causing operational disruption. Successful cyber attacks against, or security breakdowns of, the Fund, the Adviser, or the Custodian, Transfer Agent, or other third-party service provider may adversely affect the Fund or its shareholders. For instance, cyber attacks may interfere with the processing of shareholder transactions, interfere with quantitative models, affect the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, result in theft of Fund assets, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. While the Adviser has established business continuity plans and systems that it believes are reasonably designed to prevent cyber attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been, or cannot be, identified. Service providers may have limited indemnification obligations to the Adviser or the Fund, each of whom could be negatively impacted as a result.
U.S. Government Securities Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. However, events have in the past, and may in the future, lead to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Fund’s investments and increase the volatility of the Fund’s portfolio. There can be no assurance that U.S. Government Securities will retain their value.
Cleared U.S. Government Securities Derivatives Risk. The Fund intends to invest in futures, swaps or other derivative instruments on U.S. Government Securities. The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in U.S. Government Securities. Derivatives are financial contracts the value of which depends on, or is derived from, an asset or other underlying reference. Using derivatives can increase losses and reduce opportunities for gains when interest rates or other economic factors, or the derivative instruments themselves, behave in a way not anticipated by the Fund, especially in abnormal market conditions. Using derivatives also can have a leveraging effect (which may increase investment losses) and increase Fund volatility.
In a centrally cleared derivatives transaction, the Fund’s counterparty is a clearing house, rather than a bank or broker, and the credit risk is generally less than for privately negotiated derivatives because a clearinghouse provides a guarantee of performance. However, it is not clear how an insolvency proceeding of a clearinghouse would be conducted. The Fund might not be fully protected in the event of the bankruptcy of the Fund’s clearing member because the Fund would be limited to recovering only a pro rata share of the funds held by the clearing member on behalf of customers for cleared derivatives.
In October 2020, the Commission adopted Rule 18f-4 under the 1940 Act (“Rule 18f-4”) providing for the regulation of a registered investment company’s use of derivatives and certain related instruments. The Fund intends to qualify as a “limited derivatives user” under Rule 18f-4, and, therefore, it is required to limit its derivatives exposure (excluding derivatives transactions used to hedge certain currency or interest rate risks) to 10% of its net assets, and to maintain written policies and procedures reasonably designed to manage its derivatives risk. Compliance with Rule 18f-4 will restrict the Fund’s ability to engage in certain derivatives transactions.
Inadvertent Distribution Risk. As described below under “Distributions and Cancellations — Distributions,” prior to making any distribution, the Adviser will attempt to verify which shareholders in the Fund has died, and whose shares have therefore become subject to cancellation, by using certain publicly available records and databases used by New York Life Insurance and Annuity Corporation in connection with its business. The Adviser believes these sources of information to be generally reliable, but it is likely that, from time to time, a distribution will be made to a deceased shareholder prior to that shareholder’s shares in the Fund being cancelled because the shareholder’s death has not become known to the Adviser. Any inadvertent distribution to a deceased investor will reduce the Fund’s assets and increase the possibility that that Fund will run out of assets before the Fund makes all of its planned distributions.
Money Market Fund Risk. The Fund intends to invest in money market funds that invest in U.S. Government Securities. An investment in money market funds is subject to the risk that such money market funds’ income will decline because of falling interest rates. Because money market funds’ income is based on short-term interest rates, which can fluctuate significantly over short periods, income risk is expected to be high for such funds. A low or negative interest rate environment will adversely affect money market funds’ return. Low or negative interest rates, depending on their duration and severity, could prevent money market funds from, among other things, providing a positive yield and/or maintaining a stable share price of $1, which would adversely affect the Fund’s investments in money market funds. Money market funds that invest in U.S. Government Securities are also subject to the risks described above in “U.S. Government Securities Risk.”
Limited Operating History Risk. The Fund is a series of a closed‑end management investment company and has no history of operations, and thus has no meaningful operating or financial data on which investors may evaluate the Fund and its performance. The Fund is designed for long-term investors and not as a trading vehicle.
Anti-Takeover Provisions. The Declaration of Trust, together with any amendments thereto, include provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to open‑end status.
Tax Risk. The Fund intends to elect to be treated as and to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the “Code”). To qualify for such treatment, the Fund must derive at least 90% of its gross income each taxable year from qualifying income, meet certain asset diversification tests at the end of each fiscal quarter and distribute at least 90% of its investment company taxable income for each taxable year. If, in any year, the Fund were to fail to qualify for treatment as a RIC under the Code for any reason, and were not able to cure such failure, the Fund would be treated as a “C Corporation” and, as such, would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax‑exempt income and net long-term capital gains, would be taxable to shareholders as dividend income.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Preemptive and Other Rights [Text Block]	All shares have equal rights to the payment of dividends and other distributions and the distribution of assets of the Fund upon liquidation. Shares are, when issued, fully paid and non‑assessable by the Fund and have no pre‑emptive or conversion rights or rights to cumulative voting.
Outstanding Securities [Table Text Block]
As of September 30, 2023, the following number of shares of the Fund was authorized for registration and outstanding:

(1)	(2)	(3)	(4)
Title of Class	Amount Authorized	Amount Held by the Fund for its Account	Amount Outstanding Exclusive of Amount Shown Under (3)

Shares of Beneficial Interest	Unlimited	$0	$100,000

Individual Mortality Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Individual Mortality Risk. Shareholders who die before the year in which members of the Investor Cohort will turn 100 will have their shares cancelled for $0 in the next quarterly repurchase following their death. Shareholders who die will not be entitled to any further distributions following the cancellation of their shares.
No rights or value from the shares, other than the right to receive distributions until the shares are cancelled, will pass to the deceased shareholders’ spouses, executors, administrators, heirs, successors, assigns, creditors or any other beneficiaries of the decedents’ estates or other estate planning vehicles created by the decedents. There can be no assurance that the amount of distributions received by a shareholder prior to their death will represent an adequate return on that shareholder’s investment.

Individual Shareholder Health Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Individual Shareholder Health Risk. In order for a shareholder to receive a positive return on an investment in the Fund, the shareholder must live at least long enough to receive total monthly distributions that exceed the price at which they bought shares of the Predecessor Fund. Shareholders should not participate in the Reorganization if they have very serious or life-threatening health problems.

Risk that the Fund Will Run Out of Assets Prior to the Fund Liquidation Date [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risk that the Fund Will Run Out of Assets Prior to the Fund Liquidation Date. The Adviser will use, among other things, actuarial estimates of mortality rates provided by New York Life Insurance and Annuity Corporation to set an initial purchase price of the Predecessor Fund and each predecessor fund listed in Appendix A intended to give the LifeX Income Funds sufficient assets to fund their anticipated cash flows. These actuarial estimates will be based on the assumption that investors who view the LifeX Income Funds as an attractive investment will be healthier and expected to live longer than the general population. If the Fund runs out of assets for any reason, however, the Fund will liquidate early.
The Predecessor Fund is expected to merge with the Fund in December of the year in which members of the Investor Cohort will turn 80. If the Fund has insufficient assets to make its monthly distributions before the Fund Liquidation Date, however, the Fund will liquidate early, and investors will not receive any distributions following the point in time at which the Fund ran out of assets.
Additionally, the actuarial estimates used by the Adviser in managing the Fund and the Predecessor Fund reflect New York Life Insurance and Annuity Corporation’s estimates of the mortality risk faced by individuals sharing the broad demographic characteristics of the investors in the Fund (for example, age and gender). These estimates are inherently subject to the risk that changes in factors impacting the mortality rates of this population could render the estimates materially inaccurate. For instance, if a breakthrough in medical science, and the affordable and sufficiently timely distribution to a large enough number of shareholders of that breakthrough, dramatically increases the life expectancy of investors in the Fund, the Fund may run out of assets prior to the Fund Liquidation Date.
As an example of the potential for a medical breakthrough to impact the LifeX Income Funds, the Centers for Disease Control and Prevention has estimated that the instantaneous, complete and total elimination of all forms of cancer would increase life expectancy by 3.2 years for newborns and by 1.8 years for a 70‑year‑old. If (a) this breakthrough occurred 15 years after the launch of a LifeX Income Fund, (b) the distribution of the breakthrough medication somehow occurred instantly and for free at that exact time to all Americans, (c) all Americans immediately took the medication and never needed another dose, and (d) its subsequent impact on shareholder mortality rates was spread evenly over the remaining 10 years of the LifeX Income Fund’s term, and if there were no other material changes to shareholder mortality rates and interest rates, the Adviser (based on information provided to it by New York Life Insurance and Annuity Corporation) has estimated that such a medical breakthrough would cause the LifeX Income Fund to liquidate in 23.9 years instead of 25 years following the launch of such LifeX Income Fund. Of course, if any of the assumptions in clauses (a) through (d) above were not met, the impact of such a medical breakthrough on the Fund’s expected liquidation date would be diminished.
Due to the novel nature of the LifeX Income Funds, it is possible that the actuarial estimates of mortality rates provided by New York Life Insurance and Annuity Corporation to the Adviser will not accurately predict the mortality rates of the shareholders in the LifeX Income Funds. To form accurate actuarial estimates for investors in a particular product, actuaries need to make assumptions about the types of individuals who will find a product attractive. For example, purchasers of life insurance may be viewed, as a group, as facing a higher mortality risk than the general public, because they are choosing to purchase a product that pays them if they die. Conversely, annuity purchasers may be viewed, as a group, as facing a lower mortality risk than the general public, because they are choosing to purchase a product that pays them if they continue to live. New York Life Insurance and Annuity Corporation will provide the Adviser actuarial estimates of mortality rates based on data for income annuities that the Adviser views as reasonably comparable to the LifeX Income Funds, based on the assumption that investors who view the LifeX Income Funds as an attractive investment will be similar in terms of health to investors who view such income annuities as attractive investments. However, because the LifeX Income Funds represent a novel investment product, the health of investors in the LifeX Income Funds may not be similar to purchasers of such annuities. If the health of investors in the LifeX Income Funds is even better than assumed and therefore investors in the LifeX Income Funds live materially longer than expected, the Fund may run out of assets prior to the Fund Liquidation Date.

Interest Rate Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate Risk. The amount of the Fund’s distributions will not change as interest rates change. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time. Because the Fund offers no repurchase mechanic other than cancellations for $0, shareholders may not tender their shares to redeploy their capital into such other investment options. The Fund expects to invest a significant amount of its assets in zero‑coupon securities such as STRIPS. Because zero‑coupon securities pay no interest, their value is generally more sensitive to changes in interest rates than the value of other debt securities that pay interest. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero‑coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

Liquidation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Liquidation Risk. The Fund expects to liquidate its remaining U.S. Government Securities on the Fund Liquidation Date and distribute the proceeds to surviving investors. Although the types of U.S. Government Securities in which the Fund will invest have historically been liquid, it is possible that due to a market or political disruption around the time of the Fund Liquidation Date, the Fund’s U.S. Government Securities could become illiquid. In that case, the Fund may need to liquidate its securities over a number of trading days, resulting in the Fund’s assets being uninvested for a period of time, or the Fund may receive a price for its securities below what the Adviser believes they would receive in the absence of any disruption.

No Liquidity [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
No Liquidity. Shares of the Fund will have no liquidity other than monthly distributions prior to the Fund Liquidation Date. Shares of the Fund will be non‑transferable and the only liquidity shareholders in the Fund can expect is from the planned distributions and upon distribution of the Fund’s assets on the Fund Liquidation Date. Shareholders will hold their shares until the earlier of the Fund Liquidation Date or the quarter following their death, and after such time, the shareholders’ shares will be cancelled for $0. Unlike a traditional investment company, there will be no voluntary repurchases of the shares and mandatory cancellations of the shares will occur at prices not based on the NAV per share. An investment in the Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares. Because the payment stream of the Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization. Investors should consider their investment goals, time horizons and risk tolerance before investing in the Fund. The Fund’s shares will not be listed on any national securities exchange.

Finite Existence Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Finite Existence Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to have distributed substantially all of its assets by December of the year in which members of the Investor Cohort will turn 100. Although the Fund will seek to achieve income and a high level of reliable monthly distributions during the life of the Fund, following December of the year in which members of the Investor Cohort will turn 100, there will be no further distributions made by the Fund and shareholders may not be able to find a replacement investment that provides a similar level of distributions.

Management and Operational Risk Cyber Security Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Management and Operational Risk; Cyber-Security Risk. The Fund is subject to management risk because it relies on the Adviser’s ability to achieve its investment objective. The Fund runs the risk that the Adviser’s management techniques will fail to produce desired results and cause the Fund to incur significant losses. The Adviser may select investments that do not perform as anticipated by the Adviser.
Any imperfections, errors or limitations in quantitative analyses, actuarial assumptions and models used by the Adviser (or New York Life Insurance and Annuity Corporation, in providing certain actuarial information to the Adviser (as detailed above)) as part of the investment process could affect the Fund’s performance. Neither the Adviser nor New York Life Insurance and Annuity Corporation, in respect of the information it provides to the Adviser, have provided or will provide any guarantee or assurance to the Fund that these quantitative analyses, actuarial assumptions or models will accurately reflect the Fund’s performance. See “Inadvertent Distribution Risk” above.
The Fund is also subject to the risk of loss as a result of other services provided by the Adviser and other service providers, and the pricing, administrative, accounting, tax, legal, custody, transfer agency and other services provided by other service providers. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error and cyber-attacks, disruptions and failures affecting, or by, a service provider.
The Fund’s, the Adviser’s, and the Fund’s other service providers’ use of internet, technology and information systems may expose the Fund to potential risks linked to cyber-security breaches of those technological or information systems. Cyber-security breaches could allow unauthorized parties to gain access to proprietary information, customer data or Fund assets, or cause the Fund or its service providers to suffer data corruption or lose operational functionality. With the increased use of technology, mobile device and cloud- based service offerings and the dependence on the internet and computer systems to perform necessary business functions, investment companies (such as the Fund) and their service providers (including the Adviser) may be prone to operational and information security risks resulting from cyber attacks and/or other technological malfunctions. In general, cyber attacks are deliberate, but unintentional events may have similar effects. Cyber attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, ransomware, releasing confidential information without authorization, and causing operational disruption. Successful cyber attacks against, or security breakdowns of, the Fund, the Adviser, or the Custodian, Transfer Agent, or other third-party service provider may adversely affect the Fund or its shareholders. For instance, cyber attacks may interfere with the processing of shareholder transactions, interfere with quantitative models, affect the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, result in theft of Fund assets, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. While the Adviser has established business continuity plans and systems that it believes are reasonably designed to prevent cyber attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been, or cannot be, identified. Service providers may have limited indemnification obligations to the Adviser or the Fund, each of whom could be negatively impacted as a result.

US Government Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
U.S. Government Securities Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. However, events have in the past, and may in the future, lead to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Fund’s investments and increase the volatility of the Fund’s portfolio. There can be no assurance that U.S. Government Securities will retain their value.

Cleared US Government Securities Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Cleared U.S. Government Securities Derivatives Risk. The Fund intends to invest in futures, swaps or other derivative instruments on U.S. Government Securities. The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in U.S. Government Securities. Derivatives are financial contracts the value of which depends on, or is derived from, an asset or other underlying reference. Using derivatives can increase losses and reduce opportunities for gains when interest rates or other economic factors, or the derivative instruments themselves, behave in a way not anticipated by the Fund, especially in abnormal market conditions. Using derivatives also can have a leveraging effect (which may increase investment losses) and increase Fund volatility.
In a centrally cleared derivatives transaction, the Fund’s counterparty is a clearing house, rather than a bank or broker, and the credit risk is generally less than for privately negotiated derivatives because a clearinghouse provides a guarantee of performance. However, it is not clear how an insolvency proceeding of a clearinghouse would be conducted. The Fund might not be fully protected in the event of the bankruptcy of the Fund’s clearing member because the Fund would be limited to recovering only a pro rata share of the funds held by the clearing member on behalf of customers for cleared derivatives.
In October 2020, the Commission adopted Rule 18f-4 under the 1940 Act (“Rule 18f-4”) providing for the regulation of a registered investment company’s use of derivatives and certain related instruments. The Fund intends to qualify as a “limited derivatives user” under Rule 18f-4, and, therefore, it is required to limit its derivatives exposure (excluding derivatives transactions used to hedge certain currency or interest rate risks) to 10% of its net assets, and to maintain written policies and procedures reasonably designed to manage its derivatives risk. Compliance with Rule 18f-4 will restrict the Fund’s ability to engage in certain derivatives transactions.

Inadvertent Distribution Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Inadvertent Distribution Risk. As described below under “Distributions and Cancellations — Distributions,” prior to making any distribution, the Adviser will attempt to verify which shareholders in the Fund has died, and whose shares have therefore become subject to cancellation, by using certain publicly available records and databases used by New York Life Insurance and Annuity Corporation in connection with its business. The Adviser believes these sources of information to be generally reliable, but it is likely that, from time to time, a distribution will be made to a deceased shareholder prior to that shareholder’s shares in the Fund being cancelled because the shareholder’s death has not become known to the Adviser. Any inadvertent distribution to a deceased investor will reduce the Fund’s assets and increase the possibility that that Fund will run out of assets before the Fund makes all of its planned distributions.

Money Market Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Money Market Fund Risk. The Fund intends to invest in money market funds that invest in U.S. Government Securities. An investment in money market funds is subject to the risk that such money market funds’ income will decline because of falling interest rates. Because money market funds’ income is based on short-term interest rates, which can fluctuate significantly over short periods, income risk is expected to be high for such funds. A low or negative interest rate environment will adversely affect money market funds’ return. Low or negative interest rates, depending on their duration and severity, could prevent money market funds from, among other things, providing a positive yield and/or maintaining a stable share price of $1, which would adversely affect the Fund’s investments in money market funds. Money market funds that invest in U.S. Government Securities are also subject to the risks described above in “U.S. Government Securities Risk.”

Limited Operating History Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Limited Operating History Risk. The Fund is a series of a closed‑end management investment company and has no history of operations, and thus has no meaningful operating or financial data on which investors may evaluate the Fund and its performance. The Fund is designed for long-term investors and not as a trading vehicle.

Anti Takeover Provisions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Anti-Takeover Provisions. The Declaration of Trust, together with any amendments thereto, include provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to open‑end status.

Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Tax Risk. The Fund intends to elect to be treated as and to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the “Code”). To qualify for such treatment, the Fund must derive at least 90% of its gross income each taxable year from qualifying income, meet certain asset diversification tests at the end of each fiscal quarter and distribute at least 90% of its investment company taxable income for each taxable year. If, in any year, the Fund were to fail to qualify for treatment as a RIC under the Code for any reason, and were not able to cure such failure, the Fund would be treated as a “C Corporation” and, as such, would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax‑exempt income and net long-term capital gains, would be taxable to shareholders as dividend income.

No Insurance Protections Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
No Insurance Protections Risk. The Fund is not an annuity or other type of insurance contract and the distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party. Shareholders in the Fund will not benefit from the consumer protections provided by state insurance laws and regulations, including the protection afforded by state guaranty funds. Insurance products involve a promise to pay by an insurance company. The shares of the Fund do not involve any promise to pay by an insurance company or other third party. In addition, as described above under “Risk that the Fund Will Run Out of Assets Prior to the Fund Liquidation Date,” shareholders face the risk that the Fund will run out of assets to fund its intended distributions. If this were to occur, the Fund is not obligated to make the planned distributions, and there is no insurance company or other third party to which investors can look to for the planned distributions. If a prospective shareholder is concerned about these risks but desires guaranteed lifetime income, he or she should consult with an appropriate financial adviser, who may suggest an alternative product (such as a lifetime income annuity).

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	800 Boylston Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02199
Contact Personnel Name	Elizabeth J. Reza
Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	as a percentage of net assets attributable to the shares
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Shares of Beneficial Interest
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	100,000

[1]	Amount assumes that the Fund issues $120,000,000 worth of shares in connection with the Reorganization and that the Fund’s net offering proceeds from the Reorganization equal $120,000,000. Expenses are estimated. Actual expenses will depend on the Fund’s net assets, which will be affected by the amount of assets in the Predecessor Fund and the number of shares the Fund issues in connection with the Reorganization. For example, if the Reorganization proceeds were significantly less than this amount, average net assets would be significantly lower and some expenses as a percentage of net assets would be significantly higher. There can be no assurance that the Fund will have $120,000,000 worth of shares following the Reorganization.
[2]	Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all‑in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of 1.00% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management of the Fund — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.
[3]	Other Expenses are based on estimated amounts for the Fund’s current fiscal year. Please see “Management of the Fund — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.